9. Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Borrowings

Borrowings from the FHLBB as of December 31 were as follows:

	2012	2011
Long-Term Borrowings
FHLBB Community Investment Program borrowing, 7.67% fixed rate,
due November 16, 2012	$ 0	$ 10,000
FHLBB term borrowing, 1.00% fixed rate, due January 27, 2012	0	6,000,000
FHLBB term borrowing, 1.71% fixed rate, due January 28, 2013	6,000,000	6,000,000
FHLBB term borrowing, 2.72% fixed rate, due January 27, 2015	0	6,000,000
Total borrowings	$6,000,000	$18,010,000